Employee plans - Weighted Average Assumptions for Restricted Stock Units (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Weighted-average fair value of grant (in dollars per share)	$ 8.17	$ 7.32
Risk-free interest rate	4.46%	4.51%
Expected volatility	76.28%	63.63%
Expected life of restricted stock units in years	2 years 10 months 6 days	2 years 10 months 2 days
Expected dividend yield	0.00%	0.00%